UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:

/s/ Martin Kalish             Plymouth, Minnesota          November 14, 2012
--------------------       ------------------------    -------------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:    $1,437,454
                                          (thousands)



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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number      Name



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number      Name

1.   028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.   028-13704                 Waterstone Market Neutral MAC 51 Ltd.

3.   028-14301                 Waterstone Offshore ER Fund, Ltd.

4.   028-14300                 Watersone MF Fund, Ltd.

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                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                           VALUE    SHS OR      SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000) PRN AMT     PRN  CALL  DISCRETION  MGRS        SOLE  SHARED NONE
--------------                --------------    -----      -------- -------     ---  ----  ----------  ----        ----  ------ ----
ADVANCED MICRO DEVICES INC    NOTE  6.000% 5/0  007903AL1  122,752  120,669,000 PRN        DEFINED     1, 2, 3, 4  120,669,000
AIR LEASE CORP                CL A              00912X302   41,849    2,051,444 SH         DEFINED     1, 2, 3, 4    2,051,444
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113   39,344      682,737 SH         DEFINED     1, 2, 3, 4      682,737
BOSTON SCIENTIFIC CORP        COM               101137107   26,117    4,550,000 SH         DEFINED     1, 2, 3, 4    4,550,000
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1  165167CA3  102,923  116,051,000 PRN        DEFINED     1, 2, 3, 4  116,051,000
CIENA CORP                    COM NEW           171779309    4,936      363,240 SH         DEFINED     1, 2, 3, 4      363,240
CLEARWIRE CORP NEW            CL A              18538Q105    1,031      769,300 SH         DEFINED     1, 2, 3, 4      769,300
CUMULUS MEDIA INC             CL A              231082108    5,200    1,897,933 SH         DEFINED     1, 2, 3, 4    1,897,933
DENDREON CORP                 NOTE  2.875% 1/1  24823QAC1   35,337   52,982,000 PRN        DEFINED     1, 2, 3, 4   52,982,000
DORAL FINL CORP               COM NEW           25811P886    2,368    2,517,178 SH         DEFINED     1, 2, 3, 4    2,517,178
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140    7,656      218,996 SH         DEFINED     1, 2, 3, 4      218,996
EXTERRAN HLDGS INC            NOTE  4.250% 6/1  30225XAA1   76,555   67,415,000 PRN        DEFINED     1, 2, 3, 4   67,415,000
F N B UNITED CORP             COM NEW           302519202   12,495    1,051,764 SH         DEFINED     1, 2, 3, 4    1,051,764
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   15,832      400,000      CALL  DEFINED     1, 2, 3, 4      400,000
GENERAL MTRS CO               COM               37045V100   32,973    1,449,350 SH         DEFINED     1, 2, 3, 4    1,449,350
GENWORTH FINL INC             COM CL A          37247D106    2,484      475,000      PUT   DEFINED     1, 2, 3, 4      475,000
HANOVER COMPRESSOR CO         NOTE  4.750% 1/1  410768AE5    6,209    6,165,000 PRN        DEFINED     1, 2, 3, 4    6,165,000
HOLOGIC INC                   COM               436440101    8,062      398,700 SH         DEFINED     1, 2, 3, 4      398,700
LUCENT TECHNOLOGIES INC       DBCV  2.875% 6/1  549463AH0   77,455   78,704,000 PRN        DEFINED     1, 2, 3, 4   78,704,000
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1  595017AB0  165,912  131,699,000 PRN        DEFINED     1, 2, 3, 4  131,699,000
MICRON TECHNOLOGY INC         COM               595112103    3,796      634,831 SH         DEFINED     1, 2, 3, 4      634,831
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0   88,281   77,378,000 PRN        DEFINED     1, 2, 3, 4   77,378,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307   55,657    1,114,472 SH         DEFINED     1, 2, 3, 4    1,114,472
NOVELLUS SYS INC              NOTE  2.625% 5/1  670008AD3   44,955   40,510,000 PRN        DEFINED     1, 2, 3, 4   40,510,000
POTASH CORP SASK INC          COM               73755L107   21,710      500,000      CALL  DEFINED     1, 2, 3, 4      500,000
PRICELINE COM INC             COM NEW           741503403   33,718       54,466 SH         DEFINED     1, 2, 3, 4       54,466
SPDR S&P 500 ETF TR           TR UNIT           78462F103   21,379      148,500      CALL  DEFINED     1, 2, 3, 4      148,500
SPDR S&P 500 ETF TR           TR UNIT           78462F103   20,875      145,000      PUT   DEFINED     1, 2, 3, 4      145,000
STATE BK FINL CORP            COM               856190103   35,489    2,152,182 SH         DEFINED     1, 2, 3, 4    2,152,182
SYNOVUS FINL CORP             UNIT 99/99/9999   87161C204    5,223      245,000 SH         DEFINED     1, 2, 3, 4      245,000
THORATEC CORP                 COM NEW           885175307    3,768      108,900 SH         DEFINED     1, 2, 3, 4      108,900
TORNIER N V                   SHS               N87237108      919       48,478 PRN        DEFINED     1, 2, 3, 4       48,478
TWO HBRS INVT CORP            *W EXP 11/07/201  90187B119      890      951,406 SH         DEFINED     1, 2, 3, 4      951,406
UNITED CMNTY BKS BLAIRSVLE G  COM               90984P303   14,471    1,724,736 SH         DEFINED     1, 2, 3, 4    1,724,736
VERISIGN INC                  SDCV  3.250% 8/1  92343EAD4  201,933  131,891,000 PRN        DEFINED     1, 2, 3, 4  131,891,000
VOLCANO CORPORATION           COM               928645100    5,000      175,000 SH         DEFINED     1, 2, 3, 4      175,000
XILINX INC                    SDCV  3.125% 3/1  983919AD3   80,469   66,966,000 PRN        DEFINED     1, 2, 3, 4   66,966,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115   11,431    3,294,181 SH         DEFINED     1, 2, 3, 4    3,294,181

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SK 21823 0002 1330673